UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21784

Name of Fund: BlackRock Enhanced Equity Dividend Trust (BDJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Enhanced

            Equity Dividend Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2012

Date of reporting period: 01/31/2012

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2012 (Unaudited)	BlackRock Enhanced Equity Dividend Trust (BDJ) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense – 5.4%
General Dynamics Corp.	75,600	$5,228,496
Honeywell International, Inc. (a)	80,700	4,683,828
Northrop Grumman Corp. (a)	84,200	4,887,810
Raytheon Co. (a)	151,100	7,251,289
Rockwell Collins, Inc.	21,600	1,250,424
United Technologies Corp. (a)	110,900	8,689,015

		31,990,862

Air Freight & Logistics – 0.8%
United Parcel Service, Inc., Class B (a)	62,900	4,758,385

Auto Components – 0.5%
Johnson Controls, Inc. (a)	85,600	2,719,512

Beverages – 2.3%
The Coca-Cola Co.	112,000	7,563,360
Diageo Plc - ADR (a)	66,600	5,900,094

		13,463,454

Capital Markets – 0.2%
The Bank of New York Mellon Corp. (a)	59,500	1,197,735

Chemicals – 3.4%
Air Products & Chemicals, Inc. (a)	7,700	677,831
The Dow Chemical Co. (a)	104,100	3,488,391
E.I. du Pont de Nemours & Co. (a)	175,300	8,921,017
Olin Corp. (a)	116,700	2,590,740
Praxair, Inc. (a)	39,100	4,152,420

		19,830,399

Commercial Banks – 6.6%
Bank of Nova Scotia (a)	111,100	5,709,567
M&T Bank Corp.	16,800	1,339,632
National Bank of Canada (a)	96,000	7,201,676
The Toronto-Dominion Bank (a)	65,400	5,043,648
U.S. Bancorp (a)	272,100	7,678,662
Wells Fargo & Co. (a)	420,000	12,268,200

		39,241,385

Consumer Finance – 1.1%
American Express Co. (a)	126,000	6,317,640

Containers & Packaging – 0.2%
Temple-Inland, Inc.	36,000	1,148,040

Diversified Financial Services – 2.6%
Bank of America Corp. (a)	360,000	2,566,800
JPMorgan Chase & Co. (a)	338,200	12,614,860

		15,181,660

Diversified Telecommunication Services – 5.3%
AT&T Inc.	330,800	9,728,828
BCE, Inc.	48,100	1,962,480
CenturyLink, Inc. (a)	227,300	8,416,919
Frontier Communications Corp.	38,100	163,068
Verizon Communications, Inc.	241,800	9,106,188
Windstream Corp.	146,400	1,767,048

		31,144,531

Electric Utilities – 4.1%
American Electric Power Co., Inc. (a)	68,800	2,721,728
Duke Energy Corp.	109,500	2,333,445
Edison International	47,200	1,937,088
FirstEnergy Corp. (a)	44,700	1,887,234
ITC Holdings Corp. (a)	18,000	1,326,780
NextEra Energy, Inc. (a)	76,600	4,584,510
Northeast Utilities (a)	68,000	2,363,000

Common Stocks	Shares	Value

Electric Utilities (concluded)
PPL Corp. (a)	49,900	$1,386,721
The Southern Co. (a)	124,400	5,667,664

		24,208,170

Electrical Equipment – 0.3%
Rockwell Automation, Inc. (a)	24,900	1,938,963

Energy Equipment & Services – 0.6%
Schlumberger Ltd. (a)	49,100	3,690,847

Food & Staples Retailing – 0.6%
Wal-Mart Stores, Inc. (a)	61,600	3,779,776

Food Products – 4.4%
General Mills, Inc. (a)	121,500	4,839,345
HJ Heinz Co.	66,600	3,453,210
Kraft Foods, Inc., Class A (a)	159,500	6,108,850
Mead Johnson Nutrition Co. (a)	72,900	5,401,161
Unilever NV	190,800	6,363,180

		26,165,746

Hotels, Restaurants & Leisure – 1.7%
McDonald’s Corp.	104,100	10,311,105

Household Products – 1.9%
Kimberly-Clark Corp.	61,200	4,379,472
The Procter & Gamble Co.	109,000	6,871,360

		11,250,832

Independent Power Producers & Energy Traders – 0.5%
International Power Plc	531,100	2,811,124

Industrial Conglomerates – 2.4%
3M Co. (a)	56,200	4,873,101
General Electric Co. (a)	483,800	9,051,898

		13,924,999

Insurance – 3.6%
ACE Ltd. (a)	57,000	3,967,200
The Chubb Corp. (a)	90,800	6,120,828
Prudential Financial, Inc. (a)	69,200	3,961,008
The Travelers Cos., Inc. (a)	122,900	7,165,070

		21,214,106

IT Services – 2.2%
Automatic Data Processing, Inc. (a)	25,660	1,405,655
International Business Machines Corp. (a)	59,500	11,459,700

		12,865,355

Leisure Equipment & Products – 0.6%
Mattel, Inc.	106,800	3,310,800

Machinery – 3.9%
Caterpillar, Inc. (a)	113,900	12,428,768
Deere & Co. (a)	125,800	10,837,670

		23,266,438

Media – 1.5%
Comcast Corp., Special Class A (a)	236,700	6,033,483
Time Warner Cable, Inc.	7,150	527,098
The Walt Disney Co. (a)	54,700	2,127,830

		8,688,411

Metals & Mining – 3.2%
BHP Billiton Ltd. - ADR (a)	157,800	12,535,632
Rio Tinto Plc - ADR	73,200	4,425,672

JANUARY 31, 2012	1

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Metals & Mining (concluded)
Southern Copper Corp. (a)	64,300	$2,230,567

		19,191,871

Multi-Utilities – 2.6%
Consolidated Edison, Inc. (a)	24,600	1,450,416
Dominion Resources, Inc.	114,900	5,749,596
Public Service Enterprise Group, Inc.	132,900	4,032,186
Sempra Energy	33,400	1,900,460
Wisconsin Energy Corp.	59,300	2,016,200

		15,148,858

Oil, Gas & Consumable Fuels – 12.9%
Chevron Corp.	180,800	18,636,864
ConocoPhillips	74,500	5,081,645
Enbridge, Inc. (a)	210,100	7,905,728
EQT Corp. (a)	71,700	3,622,284
Exxon Mobil Corp. (a)	147,000	12,309,780
Kinder Morgan, Inc. (b)	32,700	1,061,769
Marathon Oil Corp. (a)	116,700	3,663,213
Marathon Petroleum Corp. (a)	61,500	2,350,530
Murphy Oil Corp. (a)	8,400	500,640
Occidental Petroleum Corp. (a)	61,500	6,135,855
Peabody Energy Corp. (a)	23,000	784,070
Royal Dutch Shell Plc, Class A - ADR (a)	24,900	1,776,864
Spectra Energy Corp. (a)	92,500	2,912,825
Total SA - ADR (a)	173,500	9,190,295

		75,932,362

Paper & Forest Products – 0.6%
MeadWestvaco Corp.	126,700	3,730,048

Pharmaceuticals – 6.2%
Abbott Laboratories	80,300	4,348,245
Bristol-Myers Squibb Co.	268,600	8,659,664
Johnson & Johnson	115,300	7,599,423
Merck & Co., Inc. (a)	196,800	7,529,568
Pfizer, Inc. (a)	392,300	8,395,220

		36,532,120

Real Estate Investment Trusts (REITs) – 0.4%
Weyerhaeuser Co. - REIT	116,300	2,328,326

Road & Rail – 1.8%
Canadian National Railway Co.	83,800	6,320,196
Union Pacific Corp. (a)	38,600	4,412,366

		10,732,562

Semiconductors & Semiconductor Equipment – 1.0%
Intel Corp. (a)	213,800	5,648,596

Software – 1.1%
Microsoft Corp. (a)	220,700	6,517,271

Specialty Retail – 2.7%
Home Depot, Inc. (a)	199,700	8,864,683
Limited Brands, Inc. (a)	168,100	7,036,666

		15,901,349

Textiles, Apparel & Luxury Goods – 1.2%
VF Corp. (a)	52,500	6,903,225

Tobacco – 3.2%
Altria Group, Inc.	118,300	3,359,720
Lorillard, Inc. (a)	44,000	4,725,160
Philip Morris International, Inc. (a)	145,300	10,864,081

		18,948,961

Common Stocks	Shares	Value

Water Utilities – 0.6%
American Water Works Co., Inc.	112,700	$3,801,371

Wireless Telecommunication Services – 0.8%
Millicom International Cellular SA	12,800	1,266,944
Rogers Communications, Inc., Class B (a)	23,700	911,175
Vodafone Group Plc - ADR (a)	92,700	2,511,243

		4,689,362

Total Common Stocks – 95.0%		560,426,557

Investment Companies – 2.4%

SPDR S&P 500 ETF Trust (a)	106,300	13,947,623

Total Long-Term Investments
(Cost – $548,889,272) – 97.4%		574,374,180

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (c)(d)	39,407,945	39,407,945

	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money Market Series, 0.09% (c)(d)(e)	$254	254,100

Total Short-Term Securities
(Cost – $39,662,045) – 6.7%		39,662,045

Total Investments Before Outstanding Options Written
(Cost – $588,551,317*) – 104.1%		614,036,225

Options Written	Contracts

Exchange-Traded Call Options – (1.0)%
3M Co., Strike Price USD 87.50, Expires 4/23/12	310	(77,808)
ACE Ltd., Strike Price USD 70, Expires 2/20/12	315	(46,462)
Air Products & Chemicals, Inc., Strike Price USD 90, Expires 3/19/12	77	(12,512)
American Electric Power Co., Inc., Strike Price USD 40, Expires 2/20/12	380	(4,750)
American Express Co., Strike Price USD 50, Expires 3/05/12	695	(99,640)
Automatic Data Processing, Inc., Strike Price USD 57.50, Expires 3/19/12	140	(3,500)
Bank of America Corp.:
Strike Price USD 6, Expires 2/20/12	800	(92,800)
Strike Price USD 8, Expires 3/19/12	800	(13,200)
The Bank of New York Mellon Corp., Strike Price USD 22, Expires 3/19/12	330	(5,280)
Bank of Nova Scotia, Strike Price CAD 50, Expires 2/20/12	610	(109,504)
BHP Billiton Ltd. - ADR:
Strike Price USD 77.50, Expires 2/20/12	510	(168,300)
Strike Price USD 80, Expires 3/19/12	357	(96,747)
Caterpillar, Inc., Strike Price USD 105, Expires 2/20/12	625	(326,562)

2	JANUARY 31, 2012

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Exchange-Traded Call Options (continued)
CenturyLink, Inc.:
Strike Price USD 36, Expires 2/20/12	310	$(49,600)
Strike Price USD 37, Expires 2/20/12	340	(30,600)
The Chubb Corp., Strike Price USD 70, Expires 2/20/12	500	(9,750)
Comcast Corp., Special Class A:
Strike Price USD 23.25, Expires 2/06/12	210	(47,040)
Strike Price USD 25.70, Expires 3/12/12	1,090	(68,136)
Consolidated Edison, Inc., Strike Price USD 60, Expires 2/20/12	135	(2,362)
Deere & Co., Strike Price USD 87.50, Expires 3/19/12	690	(171,465)
Diageo Plc - ADR, Strike Price USD 90, Expires 3/19/12	180	(21,150)
The Dow Chemical Co., Strike Price USD 34, Expires 3/19/12	573	(68,474)
E.I. du Pont de Nemours & Co.:
Strike Price USD 46, Expires 2/20/12	275	(135,438)
Strike Price USD 50, Expires 3/19/12	690	(126,615)
Enbridge, Inc., Strike Price CAD 37, Expires 2/20/12	1,155	(97,911)
EQT Corp., Strike Price USD 60, Expires 2/20/12	125	(1,875)
Exxon Mobil Corp., Strike Price USD 85, Expires 4/23/12	566	(113,483)
FirstEnergy Corp., Strike Price USD 42, Expires 3/19/12	245	(20,212)
General Electric Co.:
Strike Price USD 17.20, Expires 2/20/12	810	(122,310)
Strike Price USD 17.45, Expires 2/20/12	335	(42,332)
Strike Price USD 19, Expires 3/19/12	1,510	(58,890)
General Mills, Inc., Strike Price USD 41, Expires 2/20/12	141	(1,058)
Home Depot, Inc., Strike Price USD 45, Expires 3/19/12	1,105	(116,578)
Honeywell International, Inc., Strike Price USD 57.50, Expires 3/19/12	440	(85,360)
Intel Corp., Strike Price USD 27, Expires 3/19/12	1,170	(50,310)
International Business Machines Corp., Strike Price USD 195, Expires 3/19/12	330	(99,165)
ITC Holdings Corp., Strike Price USD 73.50, Expires 2/06/12	100	(5,957)
Johnson Controls, Inc., Strike Price USD 30, Expires 2/20/12	470	(96,350)
JPMorgan Chase & Co., Strike Price USD 38, Expires 3/19/12	1,860	(227,850)
Kraft Foods, Inc., Class A, Strike Price USD 37, Expires 2/20/12	730	(102,565)
Limited Brands, Inc.:
Strike Price USD 40, Expires 2/20/12	810	(182,250)
Strike Price USD 42, Expires 3/19/12	115	(17,825)
Lorillard, Inc., Strike Price USD 110, Expires 2/20/12	240	(45,960)
Marathon Oil Corp., Strike Price USD 33, Expires 3/19/12	640	(36,800)
Marathon Petroleum Corp., Strike Price USD 40, Expires 3/19/12	340	(34,850)
Mead Johnson Nutrition Co., Strike Price USD 75, Expires 2/20/12	400	(54,600)

Options Written	Contracts	Value

Exchange-Traded Call Options (continued)
Merck & Co., Inc., Strike Price USD 39, Expires 3/19/12	670	$(34,840)
Microsoft Corp.:
Strike Price USD 26, Expires 2/20/12	220	(78,100)
Strike Price USD 30, Expires 3/19/12	995	(46,765)
Murphy Oil Corp., Strike Price USD 55, Expires 2/20/12	46	(22,310)
National Bank of Canada, Strike Price CAD 72, Expires 2/20/12	530	(181,036)
NextEra Energy, Inc., Strike Price USD 60, Expires 2/20/12	422	(24,265)
Northeast Utilities, Strike Price USD 35, Expires 3/19/12	375	(19,688)
Northrop Grumman Corp., Strike Price USD 57.50, Expires 2/20/12	465	(68,588)
Occidental Petroleum Corp., Strike Price USD 100, Expires 2/20/12	340	(80,580)
Olin Corp., Strike Price USD 22.50, Expires 3/19/12	645	(38,700)
Peabody Energy Corp., Strike Price USD 39, Expires 3/19/12	125	(5,312)
Pfizer, Inc., Strike Price USD 22, Expires 2/20/12	750	(4,875)
Philip Morris International, Inc., Strike Price USD 77.50, Expires 2/20/12	800	(23,600)
PPL Corp., Strike Price USD 28, Expires 3/19/12	125	(4,688)
Praxair, Inc., Strike Price USD 110, Expires 3/19/12	215	(19,350)
Prudential Financial, Inc., Strike Price USD 60, Expires 3/19/12	380	(47,880)
Raytheon Co., Strike Price USD 47, Expires 2/20/12	830	(112,050)
Rockwell Automation, Inc., Strike Price USD 75, Expires 2/20/12	135	(50,625)
Rogers Communications, Inc., Class B, Strike Price CAD 40, Expires 3/19/12	130	(4,538)
Royal Dutch Shell Plc, Class A - ADR:
Strike Price USD 75, Expires 2/20/12	131	(2,620)
Strike Price USD 75, Expires 3/19/12	5	(225)
Schlumberger Ltd.:
Strike Price USD 70, Expires 2/20/12	135	(76,612)
Strike Price USD 72.50, Expires 2/20/12	135	(49,275)
Southern Co., Strike Price USD 45, Expires 2/20/12	420	(24,360)
Southern Copper Corp., Strike Price USD 36, Expires 3/19/12	355	(34,612)
SPDR S&P 500 ETF Trust, Strike Price USD 132, Expires 2/20/12	1,063	(153,072)
Spectra Energy Corp., Strike Price USD 30, Expires 2/20/12	510	(76,500)
The Toronto-Dominion Bank:
Strike Price USD 75, Expires 2/20/12	310	(85,250)
Strike Price USD 80, Expires 3/19/12	50	(4,750)
Total SA - ADR, Strike Price USD 52.50, Expires 3/19/12	950	(185,250)
The Travelers Cos., Inc., Strike Price USD 60, Expires 4/23/12	616	(67,760)
U.S. Bancorp, Strike Price USD 29, Expires 3/19/12	1,500	(84,750)
Union Pacific Corp., Strike Price USD 105, Expires 2/20/12	215	(206,938)
United Parcel Service, Inc., Class B, Strike Price USD 72.50, Expires 2/20/12	345	(109,538)

JANUARY 31, 2012	3

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Exchange-Traded Call Options (concluded)
United Technologies Corp., Strike Price USD 75, Expires 2/20/12	610	$(221,125)
VF Corp., Strike Price USD 140, Expires 2/20/12	290	(26,100)
Vodafone Group Plc - ADR, Strike Price USD 27.55, Expires 2/13/12	510	(7,101)
Wal-Mart Stores, Inc., Strike Price USD 62.50, Expires 3/19/12	35	(2,292)
The Walt Disney Co., Strike Price USD 40, Expires 2/20/12	300	(16,800)
Wells Fargo & Co., Strike Price USD 31, Expires 3/19/12	2,310	(85,470)

Total Exchange-Traded Call Options		(5,790,376)

Over-the-Counter Call Options – (0.3)%
Abbott Laboratories, Strike Price USD 55.58, Expires 3/02/12, Broker Goldman Sachs & Co.	44,000	(14,306)
Altria Group, Inc., Strike Price USD 28.40, Expires 4/10/12, Broker Goldman Sachs & Co.	65,000	(36,738)
American Water Works Co., Inc., Strike Price USD 31.76, Expires 3/09/12, Broker Deutsche Bank Securities Corp.	62,000	(132,425)
AT&T Inc., Strike Price USD 30.42, Expires 2/15/12, Broker Morgan Stanley & Co., Inc.	182,000	(4,512)
BCE, Inc., Strike Price USD 42.16, Expires 3/05/12, Broker Deutsche Bank Securities Corp.	26,500	(6,015)
Bristol-Myers Squibb Co., Strike Price USD 35.25, Expires 3/05/12, Broker Credit Suisse First Boston	148,000	(2,028)
Canadian National Railway Co., Strike Price USD 78.74, Expires 3/09/12, Broker Goldman Sachs & Co.	46,000	(18,886)
CenturyLink, Inc., Strike Price USD 37.55, Expires 3/06/12, Broker Morgan Stanley & Co., Inc.	60,000	(29,306)
Chevron Corp., Strike Price USD 107.50, Expires 3/13/12, Broker UBS Securities LLC	100,000	(91,888)
The Coca-Cola Co., Strike Price USD 68.48, Expires 3/21/12, Broker Goldman Sachs & Co.	61,500	(48,611)
ConocoPhillips, Strike Price USD 70.33, Expires 3/14/12, Broker Morgan Stanley & Co., Inc.	41,000	(36,326)
Diageo Plc - ADR, Strike Price USD 85.29, Expires 3/05/12, Broker Banc of America Securities	19,000	(67,581)
Dominion Resources, Inc., Strike Price USD 50.69, Expires 2/13/12, Broker Goldman Sachs & Co.	63,000	(16,892)
Duke Energy Corp., Strike Price USD 20.95, Expires 2/16/12, Broker Citigroup Global Markets, Inc.	60,000	(25,486)
Edison International, Strike Price USD 40.10, Expires 3/05/12, Broker Goldman Sachs & Co.	26,000	(31,557)
EQT Corp., Strike Price USD 57.25, Expires 2/09/12, Broker Citigroup Global Markets, Inc.	27,000	(85)
Exxon Mobil Corp., Strike Price USD 88.53, Expires 3/23/12, Broker Deutsche Bank Securities Corp.	24,300	(10,769)
General Dynamics Corp., Strike Price USD 72.22, Expires 3/22/12, Broker Goldman Sachs & Co.	41,600	(37,176)

Options Written	Contracts	Value

Over-the-Counter Call Options (continued)
General Mills, Inc.:
Strike Price USD 40.55, Expires 2/23/12, Broker Morgan Stanley & Co., Inc.	32,000	$(8,605)
Strike Price USD 40.70, Expires 3/01/12, Broker Deutsche Bank Securities Corp.	21,000	(3,671)
HJ Heinz Co., Strike Price USD 53.13, Expires 3/02/12, Broker Banc of America Securities	36,500	(5,973)
International Power Plc:
Strike Price GBP 3.28, Expires 3/14/12, Broker UBS Securities LLC	88,800	(18,426)
Strike Price GBP 3.38, Expires 4/10/12, Broker Banc of America Securities	203,300	(35,240)
Johnson & Johnson, Strike Price USD 65.50, Expires 3/13/12, Broker Deutsche Bank Securities Corp.	64,000	(76,177)
Kimberly-Clark Corp., Strike Price USD 74, Expires 3/13/12, Broker Credit Suisse First Boston	34,000	(7,588)
Kraft Foods, Inc., Class A, Strike Price USD 37.78, Expires 2/23/12, Broker Credit Suisse First Boston	15,000	(10,917)
M&T Bank Corp., Strike Price USD 81.84, Expires 3/14/12, Broker Goldman Sachs & Co.	9,500	(13,110)
Mattel, Inc., Strike Price USD 28.27, Expires 2/07/12, Broker Citigroup Global Markets, Inc.	59,000	(161,129)
McDonald’s Corp., Strike Price USD 99.56, Expires 3/30/12, Broker Morgan Stanley & Co., Inc.	57,200	(101,217)
MeadWestvaco Corp., Strike Price USD 30.96, Expires 2/27/12, Broker Morgan Stanley & Co., Inc.	69,500	(17,567)
Merck & Co., Inc., Strike Price USD 35.96, Expires 2/06/12, Broker Deutsche Bank Securities Corp.	41,200	(94,925)
Millicom International Cellular SA:
Strike Price USD 100.70, Expires 3/13/12, Broker Citigroup Global Markets, Inc.	7,000	(26,811)
Strike Price USD 101.72, Expires 4/10/12, Broker Citigroup Global Markets, Inc.	5,800	(9,164)
Pfizer, Inc., Strike Price USD 21.59, Expires 3/27/12, Broker Morgan Stanley & Co., Inc.	142,000	(43,338)
PPL Corp., Strike Price USD 28.80, Expires 2/24/12, Broker Credit Suisse First Boston	15,000	(1,810)
The Procter & Gamble Co., Strike Price USD 66.29, Expires 3/21/12, Broker Goldman Sachs & Co.	60,000	(8,227)
Public Service Enterprise Group, Inc.:
Strike Price USD 32.08, Expires 2/27/12, Broker Credit Suisse First Boston	59,500	(2,661)
Strike Price USD 30.80, Expires 4/10/12, Broker Morgan Stanley & Co., Inc.	14,000	(6,384)
Rio Tinto Plc - ADR, Strike Price USD 59.05, Expires 3/12/12, Broker Credit Suisse First Boston	40,000	(198,221)
Rockwell Collins, Inc., Strike Price USD 57.99, Expires 3/12/12, Broker Morgan Stanley & Co., Inc.	12,000	(13,094)

4	JANUARY 31, 2012

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options (continued)
Sempra Energy, Strike Price USD 56.25, Expires 3/09/12, Broker Goldman Sachs & Co.	18,500	$(23,601)
Southern Co., Strike Price USD 45.41, Expires 4/10/12, Broker Credit Suisse First Boston	26,000	(16,211)
The Travelers Cos., Inc., Strike Price USD 60.59, Expires 3/05/12, Broker Banc of America Securities	6,000	(1,744)
Unilever NV, Strike Price USD 34.75, Expires 2/13/12, Broker Morgan Stanley & Co., Inc.	105,000	(12,460)
Verizon Communications, Inc., Strike Price USD 39.21, Expires 3/01/12, Broker UBS Securities LLC	133,000	(12,425)
Wal-Mart Stores, Inc., Strike Price USD 61.83, Expires 3/30/12, Broker Goldman Sachs & Co.	30,400	(30,707)
Weyerhaeuser Co. - REIT, Strike Price USD 16.92, Expires 2/08/12, Broker Morgan Stanley & Co., Inc.	64,000	(198,400)
Windstream Corp., Strike Price USD 12, Expires 3/09/12, Broker Goldman Sachs & Co.	80,500	(18,816)

Options Written	Contracts	Value

Over-the-Counter Call Options (concluded)
Wisconsin Energy Corp., Strike Price USD 34.75, Expires 2/28/12, Broker Morgan Stanley & Co., Inc.	32,500	$(13,012)

Total Over-the-Counter Call Options		(1,802,218)

Total Options Written
(Premiums Received – $7,801,494) – (1.3)%		(7,592,594)

Total Investments Net of Outstanding Options Written – 102.8%		606,443,631
Liabilities in Excess of Other Assets – (2.8)%		(16,255,461)

Net Assets – 100.0%		$590,188,170

*	As of January 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$607,962,583

Gross unrealized appreciation	$33,799,760
Gross unrealized depreciation	(27,726,118)

Net unrealized appreciation	$6,073,642

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.
(b)	Security, or a portion of security, is on loan.
(c)	Represents the current yield as of report date.

(d)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2011	Net Activity	Shares/ Beneficial Interest Held at January 31, 2012	Realized Gain	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	30,155,024	9,252,921	39,407,945	$1,108	$10,933
BlackRock Liquidity Series, LLC Money Market Series	$446,250	$(192,150)	$254,100	–	$7,493

(e)	Security was purchased with the cash collateral from loaned securities.

—	Foreign currency exchange contracts as of January 31, 2012 were as follows:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

		Citigroup Global
USD 48,718 CAD	49,000	Markets, Inc.	2/01/12	$ (150)

		Citigroup Global
GBP 404,000 USD	633,637	Markets, Inc.	2/02/12	2,985

		Citigroup Global
GBP 839,000 USD	1,322,707	Markets, Inc.	2/03/12	(614)

		Citigroup Global
USD 34,662 GBP	22,000	Markets, Inc.	2/03/12	(4)

Total				$2,217

—	For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
—	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—	Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—	Level 3 - unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

JANUARY 31, 2012	5

Schedule of Investments (concluded)	BlackRock Enhanced Equity Dividend Trust (BDJ)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of January 31, 2012 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$557,615,433	$ 2,811,124	–	$560,426,557
Investment Companies	13,947,623	–	–	13,947,623
Short-Term Securities	39,407,945	254,100	–	39,662,045

Total	$610,971,001	$ 3,065,224	–	$614,036,225

[1]	See above Schedule of Investments for values in each industry excluding Level 2, Independent Power Producers & Energy Traders, within the table.

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[2]
Assets:
Foreign currency exchange contracts	$2,985	–	–	$2,985
Liabilities:
Equity contracts	(5,397,862)	$(2,194,732)	–	(7,592,594)
Foreign currency exchange contracts	(768)	–	–	(768)

Total	$(5,395,645)	$(2,194,732)	–	$(7,590,377)

[2]

Derivative financial instruments are foreign currency exchange contracts and options. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Trust’s Schedule of Investments, the names and descriptions of many securities have been abbreviated according to the following list:	ADR	American Depositary Receipt	REIT	Real Estate Investment Trust
	CAD	Canadian Dollar	SPDR	S&P Depositary Receipts
	ETF	Exchange-Traded Fund	USD	US Dollar
	GBP	British Pound

6	JANUARY 31, 2012

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

            Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Equity Dividend Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Equity Dividend Trust

Date:	March 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Equity Dividend Trust

Date:	March 23, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Enhanced Equity Dividend Trust

Date:	March 23, 2012